UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

         New York, New York  10019

13F File Number:  028-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title:     Managing Member
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Confidential information has been omitted from this Form 13F report and filed separately with the Commission.

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $1,630,338 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-12034                      Pershing Square III GP, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARNES & NOBLE INC             COM              067774109   119631  3012621 SH       SOLE                  3012621        0        0
BARNES & NOBLE INC             COM              067774109    99205  2498230 SH       SHARED  1                   0  2498230        0
BORDERS GROUP INC              COM              099709107    83762  3747745 SH       SOLE                  3747745        0        0
BORDERS GROUP INC              COM              099709107    69460  3107835 SH       SHARED  1                   0  3107835        0
CERIDIAN CORP NEW              COM              156779100   240522  8596212 SH       SOLE                  8596212        0        0
CERIDIAN CORP NEW              COM              156779100   199445  7128122 SH       SHARED  1                   0  7128122        0
MCDONALDS CORP                 COM              580135101   230516  5200000 SH       SOLE                  5200000        0        0
MCDONALDS CORP                 COM              580135101   587797 13259577 SH       SHARED  2                   0 13259577        0